Advances to Suppliers - Movement of allowance for doubtful accounts (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Advances to Suppliers
Balance at beginning of period	$ 3,717,708	$ 3,699,890
Change of allowance for doubtful accounts	(405,198)	(53,436)
Write off		(15,631)
Translation adjustments	(166,949)	86,885
Balance at end of period	3,145,561	3,717,708
Advances to Suppliers
Advances to Suppliers
Balance at beginning of period	38,746	179,095
Change of allowance for doubtful accounts	21,521	(144,549)
Write off	(18,565)	(5)
Translation adjustments	(2,574)	4,205
Balance at end of period	$ 39,128	$ 38,746